Goodwill and other intangible assets (Tables)	12 Months Ended
Mar. 31, 2012
Schedule of Finite-Lived Intangible Assets by Major Class

Intangible assets subject to amortization are summarized as follows:

	Yen in millions
	March 31
	2011		2012
	Gross carrying amounts	Accumulated amortization	Gross carrying amounts	Accumulated amortization
Patent rights	¥934	¥422	¥1,047	¥745
Proprietary technology	1,785	744	1,690	870
Customer relationships	16,670	2,336	16,114	3,150
Software	8,556	3,830	10,879	5,242
Other	2,787	954	3,048	1,201

Total	¥30,732	¥8,286	¥32,778	¥11,208

Schedule of Expected Amortization Expense

The estimated aggregate amortization expense for intangible assets for the next five years is as follows:

Years ending March 31,	Yen in millions
2013	¥3,071
2014	2,770
2015	2,359
2016	2,094
2017	1,734

Goodwill by Reportable Segment

The carrying amounts of goodwill by operating reportable segment as of March 31, 2011 and 2012 are as follows.

	Yen in millions
	March 31,
	2011	2012
Nidec Electronics (Thailand)	¥6,181	¥6,109
Nidec (Zhejiang)	922	912
Nidec Sankyo	27,459	26,100
Nidec Copal	17,148	16,462
Nidec Tosok	1,107	1,107
Nidec Copal Electronics	6,561	6,561
Nidec Techno Motor	2,049	2,049
Nidec Motor	11,984	11,984
Nidec Motors & Actuators	4,886	4,737
All Others	3,810	4,504

	¥82,107	¥80,525

Schedule of Goodwill

The changes in the carrying amount of goodwill for the year ended March 31, 2010 and 2011 are as follows:

	Yen in millions
	Balance as of April 1, 2010	Acquisition	Impairment loss	Translation adjustments and Others	Balance as of March 31, 2011
Goodwill:
Nidec Electronics (Thailand)	¥6,842	¥—	¥—	¥(661)	¥6,181
Nidec (Zhejiang)	976	—	—	(54)	922
Nidec Sankyo	27,816	—	—	—	27,816
Nidec Copal	17,148	—	—	—	17,148
Nidec Tosok	1,337	—	—	—	1,337
Nidec Copal Electronics	6,561	—	—	—	6,561
Nidec Techno Motor	2,059	—	—	(10)	2,049
Nidec Motor	1,088	11,511	—	(615)	11,984
Nidec Motors & Actuators	5,285	—	—	(399)	4,886
All Others	3,706	—	—	104	3,810

	72,818	11,511	—	(1,635)	82,694

Accumulated impairment losses:
Nidec Sankyo	(357)	—	—	—	(357)
Nidec Tosok	(230)	—	—	—	(230)

	(587)	—	—	—	(587)

	¥72,231	¥11,511	¥—	¥(1,635)	¥82,107

The changes in the carrying amount of goodwill for the year ended March 31, 2011 and 2012 are as follows:

	Yen in millions
	Balance as of April 1, 2011	Acquisition	Impairment loss	Translation adjustments and Others	Balance as of March 31, 2012
Goodwill:
Nidec Electronics (Thailand)	¥6,181	¥—	¥—	¥(72)	¥6,109
Nidec (Zhejiang)	922	—	—	(10)	912
Nidec Sankyo	27,816	—	—	—	27,816
Nidec Copal	17,148	—	—	—	17,148
Nidec Tosok	1,337	—	—	—	1,337
Nidec Copal Electronics	6,561	—	—	—	6,561
Nidec Techno Motor	2,049	—	—	—	2,049
Nidec Motor	11,984	—	—	0	11,984
Nidec Motors & Actuators	4,886	—	—	(149)	4,737
All Others	3,810	694	—	—	4,504

	82,694	694	—	(231)	83,157

Accumulated impairment losses:
Nidec Sankyo	(357)	—	(1,359)	—	(1,716)
Nidec Tosok	(230)	—	—	—	(230)
Nidec Copal	—	—	(686)	—	(686)

	(587)	—	(2,045)	—	(2,632)

	¥82,107	¥694	¥(2,045)	¥(231)	¥80,525